TYPE			13F-HR
	PERIOD			06/30/00
	FILER
	     CIK		0001108234
	     CCC		pta6sot$
	SUBMISSION CONTACT	Peter Brockett
	PHONE			213 617-4777


				FORM 13F
				FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000
Institutional Investment Manager Filing this Report:

Name:    Waite & Associates LLC
Address: 350 South Grand Avenue
   	 Suite 3970
   	 Los Angeles, CA  90071

13F File Number: to be assigned

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Peter C. Brockett
Title: Managing Director
Phone: 213 617-4777

Signature, Place, and Date of Signing

Peter C. Brockett  Los Angeles, California    July 25, 2000


Report Type:  (Check Only One.):

[X]13F HOLDINGS REPORT

[ ]13F NOTICE

[ ]13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: 0

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 38
Form 13F Information Table Value Total: 112067
List of Other Included Managers: 0


NAME OF ISSUER TITLE           VALUE NUMBER     PUT               VOTING
                 OF              X     OF   SH/   /  INVST OTHR   AUTHORITY
               CLASS CUSIP     $1000 SHARES PRN CALL DSCRE MGRS SOLE  SHAR NONE
ALCOA          COM  013817101   2201    75900 SH     SOLE        75900  0    0
AMER GEN CORP  COM  026351106   4660    76400 SH     SOLE        76400  0    0
AMER HOME PROD COM  026609107   3678    62600 SH     SOLE        62600  0    0
AMER INTL GROUPCOM  026874107   5798    48575 SH     SOLE        48575  0    0
AVERY DENNISON COM  053611109   5223    79300 SH     SOLE        79300  0    0
BANK OF AM     COM  060505104   2746    63865 SH     SOLE        63865  0    0
BELL ATLANTIC  COM  077853109   1707    33600 SH     SOLE        33600  0    0
BK OF NEW YORK COM  064057102   6840   147100 SH     SOLE       147100  0    0
BOWATER INC    COM  102183100    605    13700 SH     SOLE        13700  0    0
COMPUTER ASSOC COM  204912109   2477    48400 SH     SOLE        48400  0    0
CATERPILLAR    COM  149123101   1341    39600 SH     SOLE        39600  0    0
COSTCO         COM  22160K105   3879   117560 SH     SOLE       117560  0    0
COMPAQ COMP    COM  204493100    455    17800 SH     SOLE        17800  0    0
DELTA AIRLINES COM  247361108   3034    60000 SH     SOLE        60000  0    0
DELPHI AUTOMOT COM  247126105    420    28813 SH     SOLE        28813  0    0
EL PASO ENERGY COM  283905107   1599    31400 SH     SOLE        31400  0    0
FANNIE MAE     COM  313586109   3580    68600 SH     SOLE        68600  0    0
GENERAL MOTORS COM  370442105   3908    67300 SH     SOLE        67300  0    0
GEORGIA-PAC    COM  373298108   1334    50800 SH     SOLE        50800  0    0
GTE CORP       COM  362320103   1040    16700 SH     SOLE        16700  0    0
HERSHEY FOOD   COM  427866108   1385    28550 SH     SOLE        28500  0    0
IBM            COM  459200101   5051    46100 SH     SOLE        46100  0    0
INTEL CORP     COM  458140100   7072    52900 SH     SOLE        52900  0    0
INGERSOLL-RAND COM  456866102   2749    68300 SH     SOLE        68300  0    0
ILL TOOL WORKS COM  452308109   2411    42300 SH     SOLE        42300  0    0
KIMBERLY-CLARK COM  494368103   5812   101300 SH     SOLE       101300  0    0
MAY DEPT STORE COM  577778163   1868    77850 SH     SOLE        77850  0    0
MS DEAN WITTER COM  617446448   7409    89000 SH     SOLE        89000  0    0
PEPSICO INC    COM  713448108   1861    41900 SH     SOLE        44190  0    0
ROYAL DUTCH PETCOM  780257804    923    15000 SH     SOLE        15000  0    0
SBC COMM.      COM  78387G103    608    13949 SH     SOLE        13949  0    0
SAFEWAY        COM  786514208   3443    76300 SH     SOLE        76300  0    0
AT & T CORP    COM  001957109   1738    54950 SH     SOLE        54950  0    0
TARGET         COM  87612E106   4373    75400 SH     SOLE        75400  0    0
WELLS FARGO CO COM  949746101   3367    86900 SH     SOLE        86900  0    0
WHIRLPOOL CORP COM  963320106   2038    43700 SH     SOLE        43700  0    0
EXXON MOBIL    COM  30231G102   2507    31932 SH     SOLE        31932  0    0
XEROX CORP     COM  984121103    915    44100 SH     SOLE        44100  0    0

 /TEXT
 /DOCUMENT
 /SUBMISSION